INCOME TAX (Details Narrative)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Effective income tax rate	16.50%	16.50%	16.50%	16.50%
Effective enacted income tax rate	8.25%
Assessable profits	$ 2,000,000
Tax loss carryforwards					$ 972,733	$ 7,555,895
Valuation allowance			$ 750,087	$ 736,833	$ 160,501	1,246,723
Tax recoverable		$ 0	0
Tax payables			$ 0			$ 0